Statements of Changes In Net Assets Available For Benefits - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Net appreciation in fair value of investments	$ 69,168,031	$ 62,963,764
Dividends and interest	21,950,793	17,044,598
Net investment income	91,118,824	80,008,362
Contributions
Employer	18,800,725	17,654,175
Employee	25,190,978	24,125,268
Rollover	7,041,655	1,459,286
Total contributions	51,033,358	43,238,729
Total additions	142,152,182	123,247,091
Deductions from net assets attributed to:
Benefits paid to participants	61,788,946	57,763,104
Administrative expenses	459,349	451,839
Total deductions	62,248,295	58,214,943
Increase in net assets available for Plan benefits	79,903,887	65,032,148
Net assets available for Plan benefits
Beginning of year	607,940,075	542,907,927
End of year	$ 687,843,962	$ 607,940,075